PAYABLES TO CUSTOMERS (Tables) - Mango Financial Group Limited [Member]	6 Months Ended
Jun. 30, 2025
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF TRADE PAYABLES TO CUSTOMERS

	As of
	December 31,	June 30,
	2024	2025
	HK$	HK$
		(Unaudited)

Trade payables arising from the business of dealing in securities:
- Cash clients – third parties	3,704,052	15,467,627
- Cash clients – related party	98,605	40,008,605
	3,802,657	55,476,232

SCHEDULE OF ADVISORY SERVICE FEES
	As of
	December 31,	June 30,
	2024	2025
	HK$	HK$
		(Unaudited)

Current
Advisory service fees	30,000	4,021,720

Non-current
Advisory service fees	-	2,392,195

SCHEDULE OF CONTRACT LIABILITIES

Schedule of contract liabilities were as follows:

	As of
	December 31,	June 30,
	2024	2025
	HK$	HK$
		(Unaudited)

At beginning of the fiscal year/period	-	30,000
Billed during the fiscal year/period	360,000	7,243,440
Revenue recognized during the fiscal year/period (Note 14)	(330,000)	(859,525)
At end of the fiscal year/period	30,000	6,413,915